SHAREHOLDER  LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin New York Tax-Free Income Fund seeks to provide high current income exempt from regular federal, New York state and New York City personal income taxes through a diversified portfolio consisting primarily of municipal securities.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2000. During the six months under review, the U.S. economy cooled as third quarter annualized gross domestic product (GDP) growth dropped sharply to 2.2%, compared with the sizzling 5.6% annualized GDP growth from the previous quarter. Third-quarter performance was weaker than expected and marked the slowest growth since the third quarter of 1996. This GDP report suggested that the economy has started to feel the impact of past Federal Reserve Board (Fed) rate increases and may be on track for a soft landing.

The municipal bond market performed relatively well during the period, following a difficult year in 1999, in which strong economic numbers and the Fed's interest-rate increases hampered bond prices. This relative strength was largely due to the belief that the rate increases were beginning to achieve the desired effect of slowing the economy's growth and that the Fed would not raise interest rates further in the near


CONTENTS

Shareholder Letter ....................................................     1

Performance Summary ...................................................     8


Municipal Bond Ratings ................................................    10

Financial Highlights & Statement of Investments .......................    13

Financial Statements ..................................................    28

Notes to Financial Statements .........................................    32


FUND CATEGORY

[PYRAMID GRAPHIC]


(1.) For investors subject to the federal alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and ordinary income from accrued market discount, if any, are generally taxable.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.

term. Thus, long-term interest rates generally declined during the six-month period, with the 30-year Treasury bond yield falling from 6.01% on May 31, 2000, to 5.61% on November 30, 2000. At the same time, the 10-year Treasury note's yield dropped from 6.27% to 5.47%. The municipal bond market generally followed Treasuries and experienced falling yields. The Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of the municipal bond market, decreased from a yield of 6.13% to 5.72% for the same period.(2) Since bond yields and prices have an inverse relationship, as yields fell, bond prices increased, leading to an increase in the value of most bond funds.

Lower supply contributed to the favorable conditions for municipal bond funds during the reporting period. The strong economy, which increased revenues for most municipalities, reduced the need for borrowing to finance capital projects. From June 1 through November 30, 2000, national municipal bond issuance was down about 10% compared to the same period in 1999.(3) Reduced supply and continued high demand for municipal bonds among insurance and mutual fund companies, as well as retail investors, contributed to their price increase.

In February 2000, the federal government announced a plan to buy back 30-year Treasury bonds, which increased their price and decreased their yield. This meant that, on a relative basis, long-term municipal bond yields were more attractive. During the six-month reporting period, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 103% of a comparable Treasury bond's yield. Historically, this ratio is


(2.) The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.

(3.) Source: The Bond Buyer, 11/30/00.

about 90%.(3) Since municipal bonds are tax-exempt, they generally yield less than Treasuries, which are subject to federal income tax. When municipal bond yields are nearly the same as those of Treasuries, investors can take advantage of the tax exemption at little extra cost.

Looking forward, we believe the Fed will continue to monitor inflationary tendencies closely. If the economy slows further toward the end of 2000, bond markets may continue their positive trend. Predicting market cycles, however, is very difficult, even for professional economists, which is why we recommend investing for the long term. It is important to remember that, over time, the tax-free income received from municipal bond funds will ultimately drive their total return performance.

NEW YORK ECONOMIC UPDATE

With a gross state product of more than $706 billion, New York's economy is the 10th largest in the world, accounting for approximately 8% of U.S. GDP.(4,5) The state is home to 65 Fortune 500 companies, more than any other state, and the New York Stock Exchange conducts trades worth more than $1 trillion on a typical day, making New York City one of the world's financial capitals.(5)

Important structural reforms enacted over the past three years have significantly improved New York's economic competitiveness. Realizing that the high cost of living and conducting business in New York has put a crimp on the state's economic growth, the Empire state placed a priority on lowering taxes, enacting prudent fiscal procedures and enhancing its business environment. Chief among the tax cuts was a 20% reduction in personal income tax, school property tax reductions for homeowners, and elimination of the state's estate and gift taxes.

"Important structural reforms enacted over the past three years have significantly improved New York's economic competitiveness. ..."


(4.) Source: Bureau of Economic Analysis, Gross State Product Data, 9/5/00.

(5.) Source: State of New York, 11/28/00, www.state.ny.us.

CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments
11/30/00


                              [PIE CHART]

AAA                          44.4%
AA                           19.6%
A                            28.2%
BBB                           6.9%
Below Investment Grade        0.9%


*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


To counter New York's historically weak debt-management practices, the state recently adopted the Debt Reform Act of 2000. Major initiatives included in the Act are a phased-in cap on new state-supported debt, a limit on the use of debt for capital purposes and a maximum term of 30 years on state-supported debt.(6)

New York's newfound self-discipline does seem to be taking effect. The state ended fiscal 2000 with a cash basis surplus of $1.5 billion, the fifth consecutive year of a budgetary surplus. Furthermore, the state will end fiscal 2001 with significant reserves in place to fund tax reduction initiatives and other contingencies. Personal income growth is projected to be 6.1% in 2000 and 5% in 2001, stronger than in the past. Unemployment rates fell below 5% in 2000, the first time in more than a decade, with October's rate at 4.4%.(7) Unemployment is projected to stay low in 2001, while employment is forecasted to grow 2.1% in 2000 and 1.5% in 2001.(6)

As a result of New York's improved financial condition, the state saw two significant upgrades by independent credit rating agencies in 2000. Standard and Poor's(R) upgraded New York State appropriated debt in March to A from A-. In August, Moody's(R) upgraded New York City General Obligation debt to A2 from A3.(6, 8) New York's strong economy and enhanced financial condition should enable it to better withstand future economic downturns.

PORTFOLIO NOTES

Bond market strength during the reporting period contributed to positive price performance by the Fund's holdings, resulting in higher Fund share prices. For the six months ended November 30, 2000, your Fund's Class A share price, as measured by


(6.) Source: Standard & Poor's Ratings Direct, New York State, 7/17/00. This does not indicate Standard & Poor's rating of the Fund.

(7.) Source: Bureau of Labor Statistics, 12/1/00.

(8.) Source: Moody's Investors Service. This does not indicate Moody's rating of the Fund.

net asset value, was up 3.25%. By comparison, the Bond Buyer 40's price rose 7.44% and the Fund's benchmark, the Lehman Brothers Municipal Bond Index, increased 4.20% in price.

We think it is worth noting the tax advantage your Fund offered over a comparable taxable investment. The Performance Summary beginning on page 8 shows that at the end of the period under review, the Fund's Class A shares' distribution rate was 5.28%, based on an annualization of the November dividend and the maximum offering price per share on November 30, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and New York state and City income tax bracket of 46.02% would need to earn 9.78% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows distribution rates and taxable equivalent distribution rates for Class B and C shares.

Despite declining interest rates, the Fund's income-earning potential remained fairly constant. We took advantage of the higher interest-rate environment in 1999 and the first half of 2000 to invest bond call proceeds and cash inflows at attractive rates. Largely as a result of these timely investments, we were able to pay out consistent dividends during the period.

Relatively light new-issue supply and sustained retail demand characterized the municipal bond market during the six months under review. We sought to capitalize on these market conditions by selling bonds with shorter calls and reinvesting the proceeds in bonds priced at a slight discount with solid overall structure. Many purchases were in the primary (new-issue) market. The Fund also sought to take advantage of the period's market volatility to book tax losses, which can be used to offset future net capital gains, increasing the portfolio's tax efficiency and



PORTFOLIO BREAKDOWN
11/30/00

                                                      % OF TOTAL
                                                       LONG-TERM
                                                      INVESTMENTS
-----------------------------------------------------------------
Prerefunded                                               24.6%

Subject to Government Appropriation                       23.1%

Hospital & Health Care                                    10.6%

Transportation                                            10.3%

Housing                                                    9.5%

Utilities                                                  8.5%

Other Revenue                                              5.7%

Tax-Supported                                              2.6%

General Obligation                                         2.6%

Higher Education                                           2.5%

DIVIDEND DISTRIBUTIONS
6/1/00 - 11/30/00

                              DIVIDEND PER SHARE
              -----------------------------------------------
MONTH            CLASS A           CLASS B         CLASS C
-------------------------------------------------------------
June           5.25 cents        4.72 cents      4.72 cents

July           5.25 cents        4.72 cents      4.72 cents

August         5.25 cents        4.72 cents      4.72 cents

September      5.25 cents        4.73 cents      4.72 cents

October        5.25 cents        4.73 cents      4.72 cents

November       5.25 cents        4.73 cents      4.72 cents
-------------------------------------------------------------
TOTAL         31.50 CENTS       28.35 CENTS     28.32 CENTS



potentially lowering shareholders' future tax liabilities. Largely as a result, the Fund did not distribute a capital gain this year.

Many of the securities we purchased during the reporting period were AAA-rated insured bonds because we continued to feel that the market's insured sector represented attractive value. These purchases also helped maintain the portfolio's high credit quality. As of November 30, 2000, insured securities represented 30.3% of the Fund's total long-term investments, and the average credit rating of the Fund's holdings remained AA.(9) Some new positions we added were New York State Tollway Authority, New York Dormitory Authority--Pace University, New York City Municipal Water Finance Authority Water and Sewer System and New York City Transitional Finance Authority.

Franklin New York Tax-Free Income Fund maintained broad sector diversification, which helped reduce the portfolio's exposure to risk and volatility that may have affected any one sector. At the end of the period, our largest sectors were prerefunded, subject to government appropriation and hospital and health care.


9. The insurance guarantees the scheduled payment of principal and interest on the insured securities in the Fund's portfolio, but does not guarantee the insured securities' market value, the value of the Fund's shares, or the Fund's distributions. Fund shares are not insured. No representation is made as to any insurer's ability to meet its obligation to the Fund if called upon to do so.

Looking forward, given its strong tax-equivalent yield and low volatility, we feel the Fund offers a solid fixed-income component for a well-diversified investment portfolio. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson


Charles B. Johnson
Chairman
Franklin New York Tax-Free Income Fund


/s/ Sheila Amoroso


Sheila Amoroso



/s/ Rafael R. Costas Jr.


Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors
Franklin Municipal Bond Department



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of November 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 11/30/00

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                   CHANGE       11/30/00     5/31/00
--------------------------------------------------------------
Net Asset Value (NAV)     +$0.36       $11.42       $11.06
DISTRIBUTIONS
(6/1/00-11/30/00)
Dividend Income           $0.3150


CLASS B                   CHANGE       11/30/00     5/31/00
--------------------------------------------------------------
Net Asset Value (NAV)     +$0.36       $11.40       $11.04
DISTRIBUTIONS
(6/1/00-11/30/00)
Dividend Income           $0.2835

CLASS C                   CHANGE       11/30/00     5/31/00
--------------------------------------------------------------
Net Asset Value (NAV)     +$0.35       $11.41       $11.06
DISTRIBUTIONS
(6/1/00-11/30/00)
Dividend Income           $0.2832


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

PERFORMANCE

CLASS A                               6-MONTH   1-YEAR   5-YEAR     10-YEAR
---------------------------------------------------------------------------
Cumulative Total Return(1)            +6.18%    +7.45%   +29.74%    +98.68%
Average Annual Total Return(2)        +1.67%    +2.90%    +4.43%     +6.64%
Avg. Ann. Total Return (12/31/00)(3)            +6.05%    +4.72%     +6.90%

Distribution Rate(4)                        5.28%
Taxable Equivalent Distribution Rate(5)     9.78%
30-Day Standardized Yield(6)                4.62%
Taxable Equivalent Yield(5)                 8.56%

                                                                     INCEPTION
CLASS B                                 6-MONTH          1-YEAR      (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               +5.89%           +6.86%      +4.62%
Average Annual Total Return(2)           +1.89%           +2.86%      +0.44%
Avg. Ann. Total Return (12/31/00)(3)                      +6.13%      +1.51%

Distribution Rate(4)                     4.98%
Taxable Equivalent Distribution Rate(5)  9.23%
30-Day Standardized Yield(6)             4.26%
Taxable Equivalent Yield(5)              7.89%

                                                                   INCEPTION
CLASS C                               6-MONTH   1-YEAR   5-YEAR     (5/1/95)
----------------------------------------------------------------------------
Cumulative Total Return(1)            +5.79%    +6.75%   +25.95%    +34.44%
Average Annual Total Return(2)        +3.76%    +4.73%   +4.51%     +5.24%
Avg. Ann. Total Return (12/31/00)(3)            +7.94%   +4.82%     +5.56%

Distribution Rate(4)                        4.91%
Taxable Equivalent Distribution Rate(5)     9.10%
30-Day Standardized Yield(6)                4.22%
Taxable Equivalent Yield(5)                 7.82%


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

(3.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4.) Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B) per share on 11/30/00.

(5.) Taxable equivalent distribution rate and yield assume the published rates as of 9/27/00 for the maximum combined federal and New York state and City personal income tax bracket of 46.02%, based on the federal income tax rate of 39.6%.

(6.) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/00.


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

MUNICIPAL BOND RATINGS



MOODY'S(R)

Aaa: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

Ca: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P(R)

AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default, and payment of interest and/or repayment of principal is in arrears.

FRANKLIN  NEW  YORK  TAX-FREE  INCOME  FUND
Financial Highlights

                                                                                         CLASS A
                                                 ----------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                 NOVEMBER 30,                           YEAR ENDED MAY 31,
                                                     2000        ------------------------------------------------------------------
                                                 (UNAUDITED)        2000          1999          1998          1997        1996
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $    11.06      $    11.91    $    12.08    $    11.66    $    11.46   $    11.75
                                                 ----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a).....................         .31             .64           .64           .66           .68          .70
  Net realized and unrealized gains (losses)...         .36            (.79)         (.08)          .45           .23         (.28)
                                                 ----------------------------------------------------------------------------------
Total from investment operations...............         .67            (.15)          .56          1.11           .91          .42
                                                 ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income........................        (.31)           (.63)         (.64)         (.66)         (.68)        (.71)
  Net realized gains...........................          --            (.07)         (.09)         (.03)         (.03)          --
                                                 ----------------------------------------------------------------------------------
Total distributions............................        (.31)           (.70)         (.73)         (.69)         (.71)        (.71)
                                                 ----------------------------------------------------------------------------------
Net asset value, end of period.................  $    11.42      $    11.06    $    11.91    $    12.08    $    11.66   $    11.46
                                                 ===================================================================================


Total return(b)................................        6.18%          (1.24)%        4.73%         9.83%         8.16%        3.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)..............  $4,318,171      $4,219,849    $4,847,001    $4,824,135    $4,704,745   $4,709,483
Ratios to average net assets:
  Expenses.....................................         .60%(c)         .60%          .59%          .58%          .59%         .58%
  Net investment income........................        5.50%(c)        5.64%         5.30%         5.57%         5.87%        5.99%
Portfolio turnover rate........................        3.65%          24.61%        13.34%        18.51%        11.18%       28.34%


(a)   Based on average shares outstanding effective year ended May 31, 2000.

(b) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized

FRANKLIN  NEW  YORK  TAX-FREE  INCOME  FUND
Financial Highlights (continued)


                                                                              CLASS B
                                                      ----------------------------------------------------------
                                                      SIX MONTHS ENDED                 YEAR ENDED MAY 31,
                                                      NOVEMBER 30, 2000         --------------------------------
                                                          (UNAUDITED)               2000                 1999(d)
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period...............     $    11.04              $    11.89           $    12.06
                                                        -------------------------------------------------------
Income from investment operations:
  Net investment income(a).........................            .28                     .57                  .77
  Net realized and unrealized gains (losses).......            .36                    (.78)                (.70)
                                                        -------------------------------------------------------
Total from investment operations...................            .64                    (.21)                 .07
                                                        -------------------------------------------------------
Less distributions from:
  Net investment income............................           (.28)                   (.57)                (.24)
  Net realized gain................................             --                    (.07)                  --
                                                        -------------------------------------------------------
Total distributions................................           (.28)                   (.64)                (.24)
                                                        -------------------------------------------------------
Net asset value, end of period.....................     $    11.40              $    11.04           $    11.89
                                                        =======================================================


Total return(b)....................................           5.89%                  (1.80)%                .62%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..................     $   55,056              $   40,874           $   19,059
Ratios to average net assets:
  Expenses.........................................           1.17%(c)                1.17%                1.16%(c)
  Net investment income............................           4.93%(c)                5.08%                4.72%(c)
Portfolio turnover rate............................           3.65%                  24.61%               13.34%


(a)   Based on average shares outstanding effective year ended May 31, 2000.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized

(d)   For the period January 1, 1999 (effective date) to May 31, 1999.

FRANKLIN  NEW  YORK  TAX-FREE  INCOME  FUND
Financial Highlights (continued)

                                                                                         CLASS C
                                                  ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                  NOVEMBER 30, 2000                 YEAR ENDED MAY 31,
                                                                       ------------------------------------------------------------
                                                       (UNAUDITED)        2000         1999         1998         1997        1996
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period...........         $  11.06       $  11.91     $  12.07     $  11.65     $  11.45    $  11.73
                                                  --------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a).....................              .28            .57          .62          .59          .63         .65
  Net realized and unrealized gains (losses)...              .35           (.78)        (.12)         .45          .21        (.29)
                                                  --------------------------------------------------------------------------------
Total from investment operations...............              .63           (.21)         .50         1.04          .84         .36
                                                  --------------------------------------------------------------------------------
Less distributions from:
  Net investment income........................             (.28)          (.57)        (.57)        (.59)        (.61)       (.64)
  Net realized gains...........................               --           (.07)        (.09)        (.03)        (.03)         --
                                                  --------------------------------------------------------------------------------
Total distributions............................             (.28)          (.64)        (.66)        (.62)        (.64)       (.64)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period.................         $  11.41       $  11.06     $  11.91     $  12.07     $  11.65    $  11.45
                                                  =================================================================================


Total return(b)................................             5.79%         (1.80)%       4.20%        9.20%        7.52%       3.14%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............         $127,340       $119,302     $139,756     $108,686     $ 74,195    $ 39,047

Ratios to average net assets:
  Expenses.....................................             1.17%(c)       1.17%        1.16%        1.16%        1.17%       1.16%

  Net investment income........................             4.93%(c)       5.07%        4.73%        4.98%        5.30%       5.43%
Portfolio turnover rate........................             3.65%         24.61%       13.34%       18.51%       11.18%      28.34%


(a)   Based on average shares outstanding effective year ended May 31, 2000.

(b) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Annualized


                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS 97.0%
BONDS 94.5%
Albany Housing Authority Limited Obligation, Refunding, 6.25%, 10/01/12 ............   $ 5,250,000   $    5,603,430
Albany IDA, Civic Facility Revenue, Albany Medical Center Project, 6.00%,
    5/01/19 ........................................................................     1,270,000        1,113,460
    5/01/29 ........................................................................     1,460,000        1,223,217
Albany Parking Authority Revenue, Refunding, Series A, 6.85%, 11/01/12 .............     1,610,000        1,691,289
Amherst IDA, Civic Facility Revenue, University of Buffalo Foundation, Faculty
Student Housing, Series B, AMBAC Insured,
    5.625%, 8/01/20 ................................................................     1,690,000        1,718,054
    5.75%, 8/01/25 .................................................................     3,050,000        3,109,445
    5.75%, 8/01/30 .................................................................     3,440,000        3,498,170
Auburn IDA, MFR, Auburn Memorial Home, 6.50%, 2/01/34 ..............................     5,590,000        5,800,352
Batavia Housing Authority Mortgage Revenue, Washington Towers, Refunding, Series
  A, 6.50%, 1/01/23 ................................................................     1,000,000        1,021,470
Battery Park City Authority Revenue, Refunding, Series A, 5.80%, 11/01/22 ..........    68,795,000       69,110,769
Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 ....     8,160,000        8,883,466
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ...............     5,375,000        6,618,668
Cortland County IDA, Civic Facility Revenue, Cortland Memorial Hospital Inc.
  Project, 6.25%, 7/01/24 ..........................................................     6,400,000        6,003,200
Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 ............     3,890,000        4,230,570
Franklin County IDA, Lease Revenue, County Correctional Facility Project, 6.75%,
    11/01/12 .......................................................................     4,790,000        4,965,266
Guam Airport Authority Revenue, Series A, 6.50%, 10/01/23 ..........................     5,385,000        5,673,798
Guam Power Authority Revenue, Series A, Pre-Refunded,
    6.625%, 10/01/14 ...............................................................     2,900,000        3,197,366
    6.75%, 10/01/24 ................................................................    25,500,000       28,226,460
Hamilton Elderly Housing Corp. Mortgage Revenue, Hamilton Apartments Project,
    11.25%, 1/01/15 ................................................................     1,250,000        1,277,788
Ilion Elderly Housing Corp. Mortgage Revenue, Section 8 Housing Assistance
    Revenue, 7.25%, 7/01/09 ........................................................     1,665,000        1,645,070
Long Island Power Authority Electric System Revenue, Refunding, Series A,
    5.75%, 12/01/24 ................................................................    15,000,000       15,054,300
    5.50%, 12/01/29 ................................................................    17,065,000       16,513,118
    MBIA Insured, 5.75%, 12/01/24 ..................................................    15,060,000       15,268,732
Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 .     1,285,000        1,354,403
MTA Commuter Facilities Revenue,
    Series 8, 5.50%, 7/01/21 .......................................................     5,000,000        4,939,150
    Series A, 6.00%, 7/01/24 .......................................................     5,575,000        5,744,034
    Series A, 5.25%, 7/01/28 .......................................................    18,300,000       17,209,503
    Series A, 6.125%, 7/01/29 ......................................................     9,625,000        9,971,404
    Series A, FGIC Insured, 5.25%, 7/01/28 .........................................     8,655,000        8,254,966
    Series A, MBIA Insured, 5.625%, 7/01/27 ........................................    10,000,000       10,056,900
    Series A, Pre-Refunded, 6.50%, 7/01/24 .........................................    35,620,000       38,523,742
    Series C-1, FGIC Insured, 5.375%, 7/01/27 ......................................    19,100,000       18,534,258
    Series R, 5.50%, 7/01/17 .......................................................     2,000,000        2,007,300
MTA Dedicated Tax Fund Revenue, Series A,
    FGIC Insured, 6.00%, 4/01/30 ...................................................    27,260,000       28,422,912
    FSA Insured, 5.00%, 4/01/29 ....................................................    25,800,000       23,680,530
    MBIA Insured, 5.25%, 4/01/26 ...................................................    20,500,000       19,640,435
MTA Service Contract Revenue,
    Commuter Facilities, Refunding, Series 5, 6.50%, 7/01/16 .......................    17,470,000       17,954,793
    Commuter Facilities, Refunding, Series 5, 6.00%, 7/01/18 .......................     2,740,000        2,748,850
    Commuter Facilities, Refunding, Series N, 7.125%, 7/01/09 ......................    24,160,000       25,588,339

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MTA Service Contract Revenue, (cont.)
    Commuter Facilities, Series 5, 7.00%, 7/01/12 ..................................   $31,605,000   $   32,655,550
    Transit Facilities, Refunding, Series 5, 7.00%, 7/01/12 ........................    30,935,000       31,963,279
    Transit Facilities, Refunding, Series 5, 6.50%, 7/01/16 ........................    40,495,000       41,618,736
    Transit Facilities, Refunding, Series 5, 6.00%, 7/01/18 ........................     7,725,000        7,749,952
    Transit Facilities, Refunding, Series N, 7.125%, 7/01/09 .......................    12,625,000       13,371,390
    Transit Facilities, Series 6, Pre-Refunded, 7.00%, 7/01/09 .....................     2,000,000        2,070,200
MTA Transit Facilities Revenue, Series A,
    6.00%, 7/01/24 .................................................................     7,000,000        7,212,240
    6.125%, 7/01/29 ................................................................    11,595,000       12,012,304
    FSA Insured, 5.50%, 7/01/22 ....................................................    16,170,000       15,928,420
    FSA Insured, 5.625%, 7/01/27 ...................................................    14,440,000       14,350,616
    FSA Insured, Pre-Refunded, 6.10%, 7/01/21 ......................................    15,000,000       16,428,150
    MBIA Insured, 5.625%, 7/01/25 ..................................................     8,000,000        8,056,400
Nassau County Tobacco Settlement Corp., Asset Backed, Series A, 6.50%, 7/15/27 .....    25,000,000       25,372,250
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA
    Insured, 5.75%, 8/01/29 ........................................................    36,040,000       36,466,353
New Rochelle Municipal Housing Authority Revenue, Series A, 5.55%, 12/01/14 ........     6,090,000        6,049,014
New York City GO,
    Pre-Refunded, 7.00%, 2/01/17 ...................................................     6,500,000        6,785,090
    Refunding, Series A, FSA Insured, 6.00%, 5/15/30 ...............................     6,250,000        6,552,688
    Refunding, Series F, 5.875%, 8/01/24 ...........................................     7,000,000        7,117,950
    Refunding, Series H, 6.125%, 8/01/25 ...........................................     5,000,000        5,206,600
    Series 1992, Rite 1, 7.00%, 10/01/11 ...........................................     8,425,000        8,900,760
    Series 1992, Rite 1, Pre-Refunded, 7.00%, 10/01/11 .............................     4,325,000        4,584,111
    Series A, 7.75%, 8/15/14 .......................................................       135,000          139,888
    Series A, 6.25%, 8/01/17 .......................................................     2,675,000        2,832,798
    Series A, Pre-Refunded, 7.75%, 8/15/13 .........................................     2,000,000        2,076,920
    Series A, Pre-Refunded, 7.75%, 8/15/14 .........................................     9,865,000       10,244,408
    Series A-1, 6.625%, 8/01/25 ....................................................    13,360,000       14,128,868
    Series A-1, Pre-Refunded, 6.625%, 8/01/25 ......................................     3,640,000        3,992,570
    Series B, 7.00%, 6/01/13 .......................................................        10,000           10,266
    Series B, 7.00%, 6/01/14 .......................................................        20,000           20,529
    Series B, 7.00%, 6/01/15 .......................................................        10,000           10,264
    Series B, 6.75%, 10/01/15 ......................................................        15,000           15,683
    Series B, 7.00%, 2/01/18 .......................................................     1,245,000        1,295,012
    Series B, Pre-Refunded, 7.75%, 2/01/10 .........................................     2,000,000        2,104,440
    Series B, Pre-Refunded, 7.75%, 2/01/11 .........................................     5,000,000        5,261,100
    Series B, Pre-Refunded, 7.75%, 2/01/12 .........................................       500,000          526,110
    Series B, Pre-Refunded, 7.75%, 2/01/13 .........................................     1,875,000        1,972,913
    Series B, Pre-Refunded, 7.75%, 2/01/14 .........................................    10,950,000       11,521,809
    Series B, Pre-Refunded, 7.00%, 6/01/14 .........................................     6,705,000        6,893,075
    Series B, Pre-Refunded, 7.75%, 2/01/15 .........................................    22,610,000       23,790,694
    Series B, Pre-Refunded, 7.00%, 6/01/15 .........................................     4,240,000        4,358,932
    Series B, Pre-Refunded, 6.75%, 10/01/15 ........................................     1,485,000        1,567,536
    Series B, Pre-Refunded, 7.00%, 2/01/18 .........................................       240,000          250,526
    Series B, Pre-Refunded, 6.00%, 8/15/26 .........................................       915,000          992,894
    Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 .........................     2,000,000        2,192,380

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York City GO, (cont.)
    Series B, Sub Series B-1, Pre-Refunded, 7.50%, 8/15/20 .........................   $10,000,000   $   11,112,600
    Series C, 7.00%, 2/01/12 .......................................................       705,000          707,630
    Series C, Pre-Refunded, 7.20%, 8/15/14 .........................................     4,000,000        4,080,640
    Series C, Sub Series C-1, 7.00%, 8/01/16 .......................................        10,000           10,507
    Series C, Sub Series C-1, Pre-Refunded, 7.00%, 8/01/16 .........................     4,490,000        4,744,897
    Series D, 8.00%, 8/01/17 .......................................................         5,000            5,182
    Series D, 7.50%, 2/01/18 .......................................................        40,000           41,829
    Series D, 5.25%, 8/01/21 .......................................................    14,500,000       13,933,630
    Series D, Pre-Refunded, 8.25%, 8/01/13 .........................................     4,820,000        5,012,945
    Series D, Pre-Refunded, 8.00%, 8/01/17 .........................................     3,675,000        3,816,230
    Series D, Pre-Refunded, 7.50%, 2/01/18 .........................................       160,000          168,002
    Series F, Pre-Refunded, 8.40%, 11/15/08 ........................................     7,500,000        7,892,250
    Series F, Pre-Refunded, 8.40%, 11/15/09 ........................................     3,350,000        3,525,205
    Series F, Pre-Refunded, 6.625%, 2/15/25 ........................................    11,240,000       12,240,585
    Series G, 6.00%, 10/15/26 ......................................................     9,815,000       10,140,858
    Series G, Pre-Refunded, 6.00%, 10/15/26 ........................................        85,000           92,761
    Series H, 7.20%, 2/01/13 .......................................................       800,000          834,376
    Series H, 7.20%, 2/01/15 .......................................................       430,000          448,275
    Series H, 7.00%, 2/01/16 .......................................................       300,000          312,051
    Series H, 7.00%, 2/01/18 .......................................................       160,000          166,427
    Series H, Pre-Refunded, 7.20%, 2/01/13 .........................................     9,200,000        9,624,028
    Series H, Pre-Refunded, 7.20%, 2/01/14 .........................................     4,000,000        4,184,360
    Series H, Pre-Refunded, 7.20%, 2/01/15 .........................................     4,170,000        4,362,195
    Series H, Pre-Refunded, 7.00%, 2/01/16 .........................................     2,200,000        2,296,492
    Series H, Pre-Refunded, 7.00%, 2/01/18 .........................................     4,065,000        4,245,649
    Series I, 6.25%, 4/15/27 .......................................................     4,940,000        5,176,577
    Series I, Pre-Refunded, 6.25%, 4/15/27 .........................................     4,560,000        5,015,316
    Series K, Pre-Refunded, 6.25%, 4/01/26 .........................................     9,000,000        9,834,930
    Unlimited, Series A, Pre-Refunded, 7.75%, 8/15/15 ..............................     1,400,000        1,453,844
    Unlimited, Series B, Pre-Refunded, 7.00%, 6/01/13 ..............................       350,000          359,818
New York City HDC, MFMR,
    Refunding, Series A, FHA Insured, 6.55%, 10/01/15 ..............................    19,450,000       20,278,181
    Series A, FHA Insured, 6.55%, 4/01/18 ..........................................    10,000,000       10,386,400
    Series A, FHA Insured, 6.60%, 4/01/30 ..........................................    51,500,000       53,288,080
New York City Health and Hospital Corp. Revenue, Series A, Pre-Refunded, 6.30%,
    2/15/20 ........................................................................    34,635,000       36,654,221
New York City IDA, Civic Facility Revenue,
    College of New Rochelle, 5.80%, 9/01/26 ........................................     1,500,000        1,482,060
    Federation Protestant Welfare, 6.95%, 11/01/11 .................................     2,185,000        2,228,132
    The Lighthouse Inc. Project, Pre-Refunded, 6.50%, 7/01/22 ......................     8,000,000        8,415,360
    New York Blood Center Inc. Project, Pre-Refunded, 7.20%, 5/01/12 ...............     4,000,000        4,330,680
    New York Blood Center Inc. Project, Pre-Refunded, 7.25%, 5/01/22 ...............     7,000,000        7,601,160
    St. Christopher Ottilie Project, 7.50%, 7/01/21 ................................     2,500,000        2,584,600
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Refunding, 6.75%, 6/15/17 ......................................................    18,100,000       18,462,724
    Refunding, Series A, 7.10%, 6/15/12 ............................................     5,700,000        5,828,991
    Refunding, Series A, 6.75%, 6/15/16 ............................................     1,400,000        1,428,868

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
  (cont.)
    Refunding, Series A, 6.25%, 6/15/21 ............................................   $   990,000   $      995,940
    Refunding, Series A, 5.75%, 6/15/30 ............................................    41,190,000       41,790,962
    Refunding, Series B, FGIC Insured, 5.125%, 6/15/30 .............................     4,000,000        3,738,000
    Series A, FGIC Insured, 5.75%, 6/15/31 .........................................    19,315,000       19,596,806
    Series A, FGIC Insured, 5.50%, 6/15/32 .........................................    11,655,000       11,568,403
    Series A, Pre-Refunded, 7.10%, 6/15/12 .........................................    30,000,000       30,740,700
    Series A, Pre-Refunded, 7.00%, 6/15/15 .........................................     2,875,000        2,944,518
    Series B, 5.75%, 6/15/26 .......................................................    24,455,000       24,782,208
    Series B, 5.875%, 6/15/26 ......................................................    10,250,000       10,441,368
    Series B, 6.10%, 6/15/31 .......................................................    25,000,000       26,390,750
    Series B, 6.00%, 6/15/33 .......................................................    16,300,000       17,077,184
    Series B, MBIA Insured, 5.50%, 6/15/27 .........................................    32,620,000       32,438,959
    Series B, Pre-Refunded, 6.375%, 6/15/22 ........................................    20,000,000       20,797,400
New York City Transitional Finance Authority Revenue, Future Tax Secured,
    Refunding, Series C, 5.50%, 11/01/29 ...........................................     4,000,000        3,971,120
    Refunding, Series C-A, 5.50%, 11/01/24 .........................................    16,800,000       16,827,216
    Series A, 5.625%, 2/15/26 ......................................................    20,000,000       20,155,200
    Series A, 5.00%, 8/15/27 .......................................................    26,915,000       24,793,829
    Series A, 6.00%, 8/15/29 .......................................................    29,000,000       30,374,310
    Series B, 6.00%, 11/15/29 ......................................................    15,000,000       15,749,100
    Series C, 5.50%, 5/01/25 .......................................................    10,000,000       10,007,300
New York City Transportation Authority MTA, Triborough COP, Series A, AMBAC
    Insured, 5.25%, 1/01/29 ........................................................    76,565,000       72,999,368
New York State Commissioner General Services People of the State of New York
    Certificate of Lease Assignment,
    5.70%, 3/01/29 .................................................................    77,743,227       69,371,059
    5.75%, 3/01/29 .................................................................    37,372,208       33,586,777
New York State COP, Hanson Redevelopment Project,
    8.25%, 11/01/01 ................................................................     1,915,000        1,951,404
    8.375%, 5/01/08 ................................................................    18,045,000       20,680,292
New York State Dormitory Authority Lease Revenue,
    Court Facilities, 6.00%, 5/15/39 ...............................................    58,245,000       60,741,963
    Municipal Health Facilities Improvement Program, Series 1, FSA Insured, 4.75%,
      1/15/29 ......................................................................     6,500,000        5,705,245
    State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ................     5,750,000        5,973,445
    State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 .     4,800,000        4,494,192
    State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/19 ..     5,090,000        5,134,436
    State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/29 ..     9,250,000        9,183,678
New York State Dormitory Authority Revenue,
    Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ............................     2,545,000        2,572,588
    Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ..............................     4,730,000        4,325,632
    City University System Consolidated, Second General, Refunding, Series A, 6.00%,
      7/01/17 ......................................................................    10,215,000       10,572,627
    City University System Consolidated, Series 1, MBIA Insured, 5.125%, 7/01/27 ...     6,680,000        6,269,982
    City University System Consolidated, Series C, 7.50%, 7/01/10 ..................    14,900,000       17,276,401
    City University System Consolidated, Series C, 6.00%, 7/01/16 ..................     8,900,000        8,903,649
    City University System Consolidated, Series D, 7.00%, 7/01/09 ..................     3,430,000        3,805,791
    City University System Consolidated, Third General, Refunding, Series A, 6.00%,
      7/01/16 ......................................................................    23,185,000       24,074,840
    City University System Consolidated, Third General, Series 1, 5.50%, 7/01/29 ...    38,375,000       38,263,329
    City University System, Refunding, Series U, 6.375%, 7/01/08 ...................     1,140,000        1,194,731

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Dormitory Authority Revenue, (cont.)
    City University System, Series U, Pre-Refunded, 6.375%, 7/01/08 ................   $ 1,745,000   $    1,829,598
    City University System, Series U, Pre-Refunded, 6.70%, 7/01/09 .................     5,405,000        5,693,411
    City University System, Third General, 6.00%, 7/01/20 ..........................    13,000,000       13,413,790
    City University System, Third General, Residence 2, 6.20%, 7/01/22 .............     8,565,000        8,942,631
    City University System, Third General, Residence 2, Pre-Refunded, 6.20%,
    7/01/22 ........................................................................    19,990,000       21,887,051
    City University System, Third General, Series 2, 6.00%, 7/01/26 ................     6,020,000        6,181,577
    City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ..    11,300,000       12,262,308
    Concord Nursing Home Inc., 6.50%, 7/01/29 ......................................     2,500,000        2,588,300
    Department of Education, Pre-Refunded, 7.75%, 7/01/21 ..........................     2,530,000        2,628,670
    Department of Health, 6.625%, 7/01/15 ..........................................       760,000          815,875
    Department of Health, 6.20%, 7/01/17 ...........................................     7,650,000        7,826,333
    Department of Health, Pre-Refunded, 6.625%, 7/01/15 ............................     4,595,000        5,061,209
    Department of Health, Rosewell Park Cancer Center, Pre-Refunded, 6.625%,
    7/01/24 ........................................................................     9,175,000       10,125,989
    Department of Health, Veterans Home, Pre-Refunded, 7.25%, 7/01/11 ..............     3,190,000        3,305,478
    Department of Health, Veterans Home, Pre-Refunded, 7.25%, 7/01/21 ..............     9,775,000       10,128,855
    Genessee Valley, Series A, FHA Insured, 6.90%, 2/01/32 .........................     2,355,000        2,433,280
    Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 .     5,000,000        4,928,350
    Heritage House Nursing Center, 7.00%, 8/01/31 ..................................     2,305,000        2,372,283
    The Highlands Living, FHA Insured, 6.60%, 2/01/34 ..............................     3,680,000        3,834,229
    Interfaith Medical Center, Series D, 5.40%, 2/15/28 ............................    14,000,000       13,292,160
    Long Island University, Asset Guaranteed, 5.125%, 9/01/23 ......................     1,800,000        1,673,172
    Long Island University, Asset Guaranteed, 5.25%, 9/01/28 .......................     1,500,000        1,390,635
    Long Island University, Pre-Refunded, 6.25%, 9/01/23 ...........................     5,495,000        5,992,298
    Manhattan College, Refunding, 6.50%, 7/01/19 ...................................    19,390,000       20,143,495
    Mental Health Services Facilities Improvement, Series B, MBIA Insured, 6.00%,
      2/15/25 ......................................................................     6,100,000        6,375,415
    Mental Health Services Facilities Improvement, Series B, MBIA Insured, 6.00%,
      2/15/30 ......................................................................     4,865,000        5,070,303
    Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.50%,
      2/15/21 ......................................................................     1,135,000        1,134,898
    Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.50%,
      8/15/21 ......................................................................     2,315,000        2,314,792
    Mental Health Services Facilities, Refunding, 6.00%, 8/15/21 ...................     1,785,000        1,853,794
    Mental Health Services Facilities, Refunding, Series B, 5.75%, 8/15/12 .........     2,165,000        2,268,444
    Mental Health Services Facilities, Series A, 5.75%, 8/15/22 ....................     1,390,000        1,405,248
    Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ....................     9,370,000        9,448,240
    New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ................     5,000,000        4,914,450
    New York Medical College, Asset Guaranteed, Pre-Refunded, 6.875%, 7/01/21 ......     5,375,000        5,675,946
    Nursing Home, Arden Hill, FHA Insured, 5.85%, 8/01/26 ..........................     4,720,000        4,745,016
    Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ..................     8,435,000        8,066,222
    Nursing Home, St. John's Health Care Corp., Refunding, FHA Insured, 6.25%,
      2/01/36 ......................................................................    34,265,000       35,013,690
    Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ......................     2,000,000        2,024,760
    Nyack Hospital, 6.25%, 7/01/13 .................................................     3,000,000        2,994,660
    Our Lady of Mercy, Mortgage Revenue, FHA Insured, 6.30%, 8/01/32 ...............     5,835,000        6,037,825
    Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 .......................     2,000,000        2,029,620
    Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ................     6,500,000        6,204,120
    St. Agnes Hospital, Series A, 5.40%, 2/15/25 ...................................     2,000,000        1,908,960
    St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ...................     1,000,000          971,910
    St. Lukes Home Residential Health, Series A, FHA Insured, 6.375%, 8/01/35 ......     5,200,000        5,412,108
    State University Athletic Facilities, Pre-Refunded, 7.25%, 7/01/12 .............     2,565,000        2,657,853

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Dormitory Authority Revenue, (cont.)
    State University Athletic Facilities, Pre-Refunded, 7.25%, 7/01/21 .............   $ 4,750,000   $    4,921,950
    State University Educational Facilities, 5.75%, 5/15/16 ........................     3,000,000        3,082,050
    State University Educational Facilities, 5.125%, 5/15/21 .......................    15,000,000       14,208,300
    State University Educational Facilities, Series A, MBIA Insured, 4.75%, ....
      5/15/25 ......................................................................    20,450,000       18,125,040
    State University Educational Facilities, Series B, 4.75%, 5/15/28 ..............     8,050,000        6,994,967
    State University Educational Facilities, Series B, MBIA Insured, 4.75%, ....
      5/15/28 ......................................................................    29,600,000       26,055,400
    Upstate Community Colleges, Series A, 5.00%, 7/01/19 ...........................     7,230,000        6,772,413
    Upstate Community Colleges, Series A, 6.00%, 7/01/22 ...........................     7,000,000        7,221,830
    Upstate Community Colleges, Series A, 5.00%, 7/01/28 ...........................    25,675,000       23,256,158
    Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ............    11,845,000       13,027,605
    Upstate Community Colleges, Series B, Pre-Refunded, 7.20%, 7/01/21 .............     1,000,000        1,035,920
    W.K. Nursing Home Corp, FHA Insured, 6.05%, 2/01/26 ............................     6,800,000        6,890,712
New York State Energy Research and Development Authority Electric Facilities
Revenue, Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ..........    11,820,000       12,108,053
New York State Environmental Facilities Corp. Special Obligation PCR, New York
  City Municipal Water Finance Authority Project,
    Pre-Refunded, 6.875%, 6/15/14 ..................................................     1,810,000        1,978,167
    Series E, 6.875%, 6/15/14 ......................................................     1,190,000        1,285,141
New York State Environmental Facilities Corp. Special Obligation, Riverbank State
  Park, Pre-Refunded,
    7.25%, 4/01/07 .................................................................     4,000,000        4,225,920
    7.25%, 4/01/12 .................................................................     4,300,000        4,542,864
    7.375%, 4/01/22 ................................................................     5,000,000        5,290,350
New York State HFA, Service Contract Obligation Revenue,
    Refunding, Series C, 6.00%, 9/15/21 ............................................    19,310,000       19,700,834
    Series A, 7.25%, 9/15/12 .......................................................       225,000          236,540
    Series A, 6.375%, 9/15/15 ......................................................     5,000,000        5,310,350
    Series A, 5.50%, 9/15/22 .......................................................     3,000,000        2,929,050
    Series A, 6.50%, 3/15/24 .......................................................       330,000          344,619
    Series A, 6.50%, 3/15/25 .......................................................       860,000          903,559
    Series A, 6.00%, 3/15/26 .......................................................    16,725,000       17,108,672
    Series A, Pre-Refunded, 7.25%, 9/15/12 .........................................     2,150,000        2,268,831
    Series A, Pre-Refunded, 7.80%, 9/15/20 .........................................    10,000,000       10,294,300
    Series A, Pre-Refunded, 6.50%, 3/15/24 .........................................    28,000,000       30,498,720
    Series A, Pre-Refunded, 6.50%, 3/15/25 .........................................    10,410,000       11,492,015
    Series C, 6.30%, 9/15/12 .......................................................       310,000          322,425
    Series C, 6.125%, 3/15/20 ......................................................    99,760,000      102,338,774
    Series C, 6.30%, 3/15/22 .......................................................     1,985,000        2,034,903
    Series C, 5.50%, 3/15/25 .......................................................    17,015,000       16,547,088
New York State HFAR,
    Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ......................     5,285,000        5,438,794
    Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 .......     2,400,000        2,536,392
    Health Facilities of New York City, Refunding, Series A, 8.00%, 11/01/08 .......     8,395,000        8,584,727
    Health Facilities of New York City, Series A, 6.00%, 5/01/07 ...................    11,200,000       11,813,088
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ....    25,650,000       26,924,036
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ...    31,145,000       32,294,873
    MFHR, Second Mortgage, Series A, 7.00%, 8/15/23 ................................     4,245,000        4,370,567

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State HFAR, (cont.)
    MFHR, Second Mortgage, Series C, 6.60%, 8/15/27 ................................   $ 5,500,000   $    5,746,895
    MFHR, Second Mortgage, Series D, 6.25%, 8/15/23 ................................     2,500,000        2,565,025
    MFHR, Second Mortgage, Series E, 6.75%, 8/15/25 ................................     6,715,000        6,985,279
    MFMR, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 .........................     1,000,000        1,039,590
    MFMR, Series A, FHA Insured, 7.00%, 8/15/22 ....................................     4,885,000        5,110,834
    MFMR, Series A, FHA Insured, 7.10%, 8/15/35 ....................................     8,630,000        8,894,078
    MFMR, Series B, AMBAC Insured, 6.25%, 8/15/14 ..................................     2,715,000        2,850,967
    MFMR, Series B, AMBAC Insured, 6.35%, 8/15/23 ..................................    33,960,000       35,401,942
    MFMR, Series B, FHA Insured, 8.50%, 5/15/28 ....................................    12,575,000       12,632,594
    MFMR, Series C, FHA Insured, 6.50%, 8/15/24 ....................................     6,870,000        7,113,404
New York State Local Government Assistance Corp., Series A, 6.00%, 4/01/24 .........    11,200,000       11,518,640
New York State Medical Care Facilities Finance Agency Revenue,
    Beth Israel Medical Center Project, Refunding, Series A, 7.20%, 11/01/14 .......     9,145,000        8,536,766
    Hospital and Nursing Home, Methodist Medical Center, Series A, FHA Insured,
        Pre-Refunded, 6.70%, 8/15/23 ...............................................     5,500,000        5,816,305
    Hospital and Nursing Home, Mortgage Revenue, Refunding, Series A, FHA Insured,
        6.20%, 2/15/23 .............................................................     5,050,000        5,157,616
    Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured,
        6.25%, 2/15/25 .............................................................     2,635,000        2,729,254
    Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured,
        6.25%, 2/15/35 .............................................................     4,745,000        4,890,719
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.125%,
        2/15/15 ....................................................................     6,415,000        6,605,526
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%,
        8/15/23 ....................................................................     9,000,000        9,157,770
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%,
        2/15/27 ....................................................................    12,235,000       12,587,980
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%,
        2/15/28 ....................................................................    26,910,000       27,629,304
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%,
        8/15/33 ....................................................................     7,940,000        8,086,334
    Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%,
        2/15/34 ....................................................................    10,620,000       11,054,252
    Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%,
        8/15/23 ....................................................................    21,540,000       22,115,118
    Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 9.00%,
        2/15/26 ....................................................................     1,795,000        1,801,175
    Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.375%,
        8/15/29 ....................................................................    86,865,000       90,199,747
    Hospital and Nursing Home, Mortgage Revenue, Series D, FHA Insured,
        Pre-Refunded, 6.45%, 2/15/32 ...............................................    55,500,000       58,907,700
    Hospital and Nursing, Series B, FHA Insured, 6.95%, 2/15/32 ....................    19,915,000       20,631,940
    Hospital and Nursing, Series B, Pre-Refunded, 6.95%, 2/15/32 ...................     4,085,000        4,287,534
    Hospital and Nursing, Series C, FHA Insured, 6.65%, 8/15/32 ....................    14,310,000       14,858,359
    Hospital and Nursing, Series C, FHA Insured, Pre-Refunded, 6.65%, 8/15/32 ......       690,000          729,123
    The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%,
        8/15/24 ....................................................................     6,025,000        6,528,811
    The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.45%,
        8/15/34 ....................................................................    36,650,000       39,807,398
    Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.80%, 8/15/24 .......     3,200,000        3,539,072
    Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 .......     5,125,000        5,609,825
    Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.90%, 8/15/34 .......    31,210,000       34,635,298
    Huntington Hospital Mortgage, Project A, Refunding, 6.50%, 11/01/14 ............     5,500,000        5,696,185
    Medina Memorial Hospital Project, Series A, 7.30%, 5/01/11 .....................     2,515,000        2,598,096
    Mental Health Services Facilities, Series A, 8.875%, 8/15/07 ...................    17,455,000       17,516,267
    Mental Health Services Facilities, Series A, 7.70%, 2/15/18 ....................     2,845,000        2,860,448
    Mortgage Revenue Project, Series A, FHA Insured, 6.50%, 2/15/35 ................     3,800,000        3,966,440
    Mortgage Revenue Project, Series B, 6.60%, 8/15/34 .............................    23,775,000       24,753,579
    Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ................     2,200,000        2,231,372
    Mortgage Revenue Project, Series C, FHA Insured, 6.375%, 8/15/29 ...............    10,200,000       10,511,202
    Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ................     6,250,000        6,396,875
    Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ...............    13,200,000       13,629,528

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                           PRINCIPAL
                                                                                            AMOUNT             VALUE
                                                                                            ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
New York State Medical Care Facilities Finance Agency Revenue, (cont.)
    Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.30%, 8/15/25 ...     $16,400,000   $   17,945,372
    Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.375%, 8/15/34 ..      21,050,000       23,099,849
    Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 .........       1,410,000        1,457,855
    Secured Hospital Revenue, Series A, 6.25%, 2/15/24 ..............................      16,770,000       16,982,644
    Secured Hospital Revenue, Series A, Pre-Refunded, 7.35%, 8/15/11 ................      22,150,000       23,049,512
    Secured Hospital Revenue, Series A, Pre-Refunded, 7.40%, 8/15/21 ................      55,225,000       57,486,464
    Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20 .............      18,930,000       19,930,451
    Series A, FHA Insured, 7.45%, 8/15/31 ...........................................      19,810,000       20,627,757
    Series A, FHA Insured, Pre-Refunded, 7.45%, 8/15/31 .............................       7,775,000        8,095,952
    Series D, FHA Insured, Pre-Refunded, 6.60%, 2/15/31 .............................      13,375,000       14,237,821
New York State Mortgage Agency Revenue,
    29th Series B, 6.45%, 4/01/15 ...................................................      17,250,000       17,932,928
    Homeowners Mortgage, 37th Series A, 6.375%, 10/01/14 ............................       6,225,000        6,543,347
    Homeowners Mortgage, 37th Series A, 6.45%, 10/01/17 .............................       9,000,000        9,374,400
    Homeowners Mortgage, Series 27, 6.90%, 4/01/15 ..................................       5,000,000        5,194,350
    Homeowners Mortgage, Series 41, 6.50%, 10/01/17 .................................       9,880,000       10,309,385
    Homeowners Mortgage, Series 43, MBIA Insured, 6.45%, 10/01/17 ...................       3,800,000        3,986,618
    Homeowners Mortgage, Series 45, 7.20%, 10/01/17 .................................      23,730,000       25,253,941
    Homeowners Mortgage, Series 47, 6.375%, 10/01/17 ................................      26,780,000       27,928,862
    Homeowners Mortgage, Series 51, 6.40%, 10/01/17 .................................       9,945,000       10,413,807
    Homeowners Mortgage, Series 57, 6.25%, 10/01/15 .................................      10,000,000       10,541,100
    Homeowners Mortgage, Series 57, 6.30%, 10/01/17 .................................       7,330,000        7,670,332
    Homeowners Mortgage, Series 57, 6.375%, 10/01/27 ................................       8,590,000        8,915,389
    Homeowners Mortgage, Series 61, 5.90%, 4/01/27 ..................................       4,040,000        4,086,298
New York State Tollway Authority General Revenue, Series D, 5.375%, 1/01/27 .........      10,975,000       10,696,674
New York State Tollway Authority Service Contract Revenue, Local Highway
    and Bridge,
    5.75%, 4/01/19 ..................................................................      30,000,000       30,066,600
    AMBAC Insured, 5.375%, 4/01/19 ..................................................      10,555,000       10,535,895
    Pre-Refunded, 7.25%, 1/01/10 ....................................................         750,000          766,523
    Pre-Refunded, 6.25%, 4/01/14 ....................................................      23,970,000       26,053,952
New York State Tollway Authority, Highway and Bridge Trust Fund, Series B-1, FGIC
    Insured,
    5.75%, 4/01/15 ..................................................................       2,000,000        2,106,440
    5.75%, 4/01/16 ..................................................................       2,000,000        2,090,100
New York State Urban Development Corp. Revenue,
    Cornell Center Project, 6.00%, 1/01/14 ..........................................       4,500,000        4,633,695
    Correctional Capital Facilities, Series 5, Pre-Refunded, 6.25%, 1/01/20 .........      46,350,000       50,217,444
    Correctional Capital Facilities, Series 7, 5.70%, 1/01/16 .......................       3,000,000        3,067,950
    Correctional Capital Facilities, Series 7, 5.70%, 1/01/27 .......................      10,000,000       10,018,700
    Correctional Facilities Service Contract, Series A, 5.00%, 1/01/28 ..............      14,000,000       12,637,800
    Correctional Facilities Service Contract, Series B, 5.00%, 1/01/25 ..............      21,055,000       19,188,053
    Correctional Facilities Service Contract, Series C, AMBAC Insured, 6.00%,
    1/01/29 .........................................................................      34,135,000       35,562,184
    Onondaga County Convention Project, Refunding, 6.25%, 1/01/20 ...................      28,325,000       29,672,704
    Youth Facilities, 6.00%, 4/01/15 ................................................       8,500,000        8,843,145
Niagara Falls City School District COP, High School Facilities, 5.375%, 6/15/28 .....       5,000,000        4,676,950
Oneida Health Care Corp. Mortgage Revenue, Oneida Health Care, Series A, FHA
    Insured, 7.20%, 8/01/31 .........................................................       2,155,000        2,213,444

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue,
    Pre-Refunded, 6.75%, 4/01/14 ...................................................   $20,100,000   $   21,489,111
    Refunding, 6.30%, 4/01/01 ......................................................     1,035,000        1,041,386
    Refunding, 6.40%, 4/01/02 ......................................................     1,930,000        1,979,157
    Refunding, 6.50%, 4/01/03 ......................................................     2,075,000        2,167,234
    Refunding, 6.65%, 4/01/05 ......................................................     1,115,000        1,188,345
    Refunding, 6.75%, 4/01/14 ......................................................       655,000          675,646
Otsego County IDA, Civic Facility Revenue, Hartwick College Project, Series A,
    5.50%, 7/01/19 .................................................................     3,400,000        3,303,576
Port Authority of New York and New Jersey Revenue,
    Consolidated 74th Series, 6.75%, 8/01/26 .......................................     4,400,000        4,495,832
    Delta Air Lines Special Project, Series 1, 6.95%, 6/01/08 ......................    17,000,000       17,723,350
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
    Series A, 5.00%, 7/01/38 .......................................................    12,000,000       10,979,880
    Series Y, 5.00%, 7/01/36 .......................................................     4,000,000        3,742,080
    Series Y, 5.50%, 7/01/36 .......................................................    10,000,000       10,051,600
Puerto Rico Commonwealth Urban Renewal and Housing Corp. Commonwealth
    Appropriation, Refunding, 7.875%, 10/01/04 .....................................     6,580,000        6,664,224
Puerto Rico Electric Power Authority Revenue, Series T, 6.00%, 7/01/16 .............     5,575,000        5,804,523
Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
    Financing Authority Revenue, 6.45%, 12/01/25 ...................................    21,015,000       21,662,892
Puerto Rico Municipal Finance Agency, Series A, Pre-Refunded, 6.50%, 7/01/19 .......    11,000,000       11,980,650
Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer
        County Nursing Home,
            Series A, 6.90%, 6/01/24 ...............................................    10,000,000       10,246,800
            Series B, 6.90%, 6/01/24 ...............................................     3,345,000        3,427,555
St. Lawrence County IDA, Civic Facility Revenue, Clarkson University Project,
    Series A, 5.50%, 7/01/29 .......................................................     6,000,000        5,701,860
Suffolk County IDA Civic Facilities Revenue, Dowling College, Pre-Refunded,
    8.25%, 12/01/20 ................................................................     4,420,000        4,508,400
Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P.
    Cohalan Complex, AMBAC Insured, 5.00%, 4/15/16 .................................     2,720,000        2,632,008
Sunnybrook Elderly Housing Corp. Mortgage Revenue, Sunnybrook Apartments Project,
    11.25%, 12/01/14 ...............................................................     1,215,000        1,247,489
Syracuse IDA, Civic Facility Revenue,
    Crouse Health Hospital Inc., Project A, 5.25%, 1/01/16 .........................     4,000,000        3,397,400
    Crouse Health Hospital Inc., Project A, 5.375%, 1/01/23 ........................     4,760,000        3,847,080
    St. Joseph's Hospital Health Center Project, Pre-Refunded, 7.50%, 6/01/18 ......     2,000,000        2,069,680
Tompkins County IDA Revenue, Civic Facility, Cornell University, 5.75%, 7/01/30 ....     7,510,000        7,658,623
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B,
    5.20%, 1/01/27 .................................................................    15,000,000       14,240,850
    5.50%, 1/01/30 .................................................................    32,185,000       31,952,624
    MBIA Insured, 5.20%, 1/01/27 ...................................................     4,110,000        3,901,993
TSASC Inc. New York, TFABS, Series 1, 6.25%,
    7/15/27 ........................................................................    35,000,000       34,772,500
    7/15/34 ........................................................................    40,000,000       39,389,200
Ulster County Resource Recovery Agency Solid Waste System Revenue, 6.00%, 3/01/14 ..     8,620,000        8,728,181
Utica IDA, Civic Facility Revenue, Munson Williams Proctor Institute, Series A,
    5.50%, 7/15/29 .................................................................     9,915,000        9,843,711
Virgin Islands PFA Revenue, senior lien, Fund Loan Notes, Refunding, Series A,
    5.50%,
        10/01/15 ...................................................................     2,500,000        2,447,750
        10/01/18 ...................................................................     2,500,000        2,398,375
Virgin Islands Water and Power Authority Electric System Revenue, Series A,
    Pre-Refunded, 7.40%, 7/01/11 ...................................................     2,605,000        2,694,951

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Warren and Washington Counties IDAR, Adirondack Resource Recovery Project,
    Refunding, Series A, 7.90%, 12/15/07 ...........................................   $31,945,000   $   32,138,586
Yonkers GO, Series A, 9.20%,
    2/01/01 ........................................................................       500,000          503,295
    2/01/03 ........................................................................     1,090,000        1,180,699
    2/01/04 ........................................................................     1,095,000        1,223,531
    2/01/05 ........................................................................     1,095,000        1,258,440
                                                                                                      -------------
TOTAL BONDS (COST $4,116,498,606) ..................................................                  4,252,794,061
                                                                                                      -------------

ZERO COUPON/STEP-UP BONDS 2.5%
MTA Service Contract Revenue,
    Commuter Facilities, Refunding, Series 7, 7/01/10 ..............................     7,500,000        4,596,900
    Commuter Facilities, Refunding, Series 7, 7/01/11 ..............................     7,590,000        4,365,768
    Commuter Facilities, Refunding, Series 7, 7/01/13 ..............................     2,065,000        1,046,501
    Transit Facilities, Refunding, Series 7, 7/01/09 ...............................    13,125,000        8,495,025
    Transit Facilities, Refunding, Series 7, 7/01/10 ...............................     9,000,000        5,516,280
    Transit Facilities, Refunding, Series 7, 7/01/12 ...............................    15,380,000        8,301,663
    Transit Facilities, Refunding, Series 7, 7/01/13 ...............................     7,935,000        4,021,299
New York City GO,
    Citysavers, Series B, 8/01/09 ..................................................     8,875,000        5,744,166
    Citysavers, Series B, 6/01/12 ..................................................     1,030,000          565,357
    Citysavers, Series B, 12/01/12 .................................................     1,030,000          550,782
    Citysavers, Series B, 6/01/13 ..................................................     1,030,000          531,398
    Citysavers, Series B, 12/01/13 .................................................     1,030,000          517,503
    Citysavers, Series B, 6/01/14 ..................................................     1,030,000          500,014
    Citysavers, Series B, 12/01/14 .................................................     1,030,000          486,799
    Citysavers, Series B, 6/01/15 ..................................................     1,030,000          471,266
    Citysavers, Series B, 12/01/15 .................................................     1,030,000          458,721
    Citysavers, Series B, 6/01/16 ..................................................     1,030,000          443,147
    Citysavers, Series B, 12/01/16 .................................................     1,030,000          431,251
    Citysavers, Series B, 6/01/17 ..................................................     1,030,000          417,655
    Citysavers, Series B, 12/01/17 .................................................     1,030,000          406,376
    Citysavers, Series B, 6/01/18 ..................................................     1,030,000          391,390
    Citysavers, Series B, 12/01/18 .................................................     1,005,000          371,468
    Citysavers, Series B, 6/01/19 ..................................................     1,030,000          365,691
    Citysavers, Series B, 12/01/19 .................................................     1,030,000          355,587
    Citysavers, Series B, 6/01/20 ..................................................    10,000,000        3,338,000
    M-Raes, Series 36, zero cpn. to 10/01/02, 8.00% thereafter, 10/01/14 ...........    17,400,000       15,998,430
    Series A-2, 8/01/10 ............................................................     2,690,000        1,654,135
Orangetown Housing Authority Facilities Revenue, Senior Housing Center Project,
    Refunding, MBIA Insured, 4/01/30 ...............................................    21,170,000        3,761,486
Triborough Bridge and Tunnel Authority Revenue, Convention Center Project,
    Series E, 1/01/12 ..............................................................    21,625,000       11,987,603
Westchester Tobacco Asset Securitization Corp. Revenue, Capital Appreciation,
    zero cpn. to 7/15/02, 6.75% thereafter, 7/15/29 ................................    15,000,000       13,747,650
    zero cpn. to 7/15/09, 6.95% thereafter, 7/15/39 ................................    18,000,000       10,344,420
                                                                                                      -------------
TOTAL ZERO COUPON/STEP-UP BONDS (COST $71,465,995) .................................                    110,183,731
                                                                                                      -------------
TOTAL LONG TERM INVESTMENTS (COST $4,187,964,601) ..................................                  4,362,977,792
                                                                                                      -------------

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                        PRINCIPAL
                                                                                         AMOUNT             VALUE
                                                                                         ------             -----
(a)SHORT-TERM INVESTMENTS 1.4%
Long Island Power Authority Electric System Revenue,
    Series 6, Daily VRDN and Put, 4.10%, 5/01/33 ...................................   $19,990,000   $   19,990,000
    Sub Series 5, Daily VRDN and Put, 4.25%, 5/01/33 ...............................    31,800,000       31,800,000
New York State Power Authority, Sub Series 1, Weekly VRDN and Put, 3.85%, 2/15/21 ..     2,100,000        2,100,000
New York City Transitional Finance Authority Revenue, Future Tax Secured, Sub
    Series B-1, Daily VRDN and Put, 4.20%, 11/01/27 ................................     4,900,000        4,900,000
Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured,
    Weekly VRDN and Put, 3.85%, 12/01/15 ...........................................     1,000,000        1,000,000
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A,
    AMBAC Insured, Weekly VRDN and Put, 3.60%, 7/01/28 .............................     3,600,000        3,600,000
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series C,
    AMBAC Insured, Weekly VRDN and Put, 3.80%, 1/01/13 .............................     1,400,000        1,400,000
                                                                                                      -------------
TOTAL SHORT TERM INVESTMENTS (COST $64,790,000) ....................................                     64,790,000
                                                                                                      -------------
TOTAL INVESTMENTS (COST $4,252,754,601) 98.4% ......................................                  4,427,767,792
OTHER ASSETS, LESS LIABILITIES 1.6% ................................................                     72,799,222
                                                                                                      -------------
NET ASSETS 100.0% ..................................................................                 $4,500,567,014
                                                                                                      =============




See glossary of terms on page 27.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


26                     See notes to financial statements.

FRANKLIN  NEW  YORK  TAX-FREE  INCOME  FUND
STATEMENT OF INVESTMENTS, NOVEMBER 30, 2000 (UNAUDITED) (CONT.)

GLOSSARY OF TERMS
--------------------------------------------------------------------------------
AMBAC    -    American Municipal Bond Assurance Corp.
COP      -    Certificate of Participation
FGIC     -    Financial Guaranty Insurance Co.
FHA      -    Federal Housing Authority/Agency
FSA      -    Financial Security Assistance
GO       -    General Obligation
HDC      -    Housing Development Corp.
HFA      -    Housing Finance Authority/Agency
HFAR     -    Housing Finance Authority/Agency Revenue
IDA      -    Industrial Development Authority/Agency
IDAR     -    Industrial Development Authority/Agency Revenue
MBIA     -    Municipal Bond Investors Assurance Corp.
MFHR     -    Multi-Family Housing Revenue
MFMR     -    Multi-Family Mortgage Revenue
MFR      -    Multi-Family Revenue
MTA      -    Metropolitan Transportation Authority
PFA      -    Public Financing Authority
PCR      -    Pollution Control Revenue
VRDN     -    Variable Rate Demand Notes

FRANKLIN  NEW  YORK  TAX-FREE  INCOME  FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)

Assets:
Investments in securities:
  Cost .............................................            $4,252,754,601
                                                               ===============
  Value ............................................             4,427,767,792
Cash ...............................................                    14,094
Receivables:
  Capital shares sold ..............................                 4,221,163
  Interest .........................................                78,986,218
                                                               ---------------
      Total assets .................................             4,510,989,267
                                                               ---------------
Liabilities:
  Payables:
    Capital shares redeemed ........................                 5,260,803
    Affiliates .....................................                 2,230,400
    Shareholders ...................................                 2,563,506
  Other liabilities ................................                   367,544
                                                               ---------------
      Total liabilities ............................                10,422,253
                                                               ---------------
      Net assets, at value .........................            $4,500,567,014
                                                               ===============
Net assets consist of:
  Undistributed net investment income ..............           $     4,033,437
  Net unrealized appreciation ......................               175,013,191
  Accumulated net realized loss ....................               (48,583,981)
  Capital shares ...................................             4,370,104,367
                                                               ---------------
      Net assets, at value .........................            $4,500,567,014
                                                               ===============


                       See notes to financial statements.

FRANKLIN  NEW  YORK  TAX-FREE  INCOME  FUND
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
NOVEMBER 30, 2000 (UNAUDITED)


CLASS A:
  Net assets, at value ................................................        $4,318,171,000
                                                                               --------------
  Shares outstanding ..................................................           378,215,007
                                                                               --------------
  Net asset value per share(a) ........................................                $11.42
                                                                               --------------
  Maximum offering price per share (net asset value per share / 95.75%)                $11.93
                                                                               --------------

CLASS B:

  Net assets, at value ................................................        $   55,056,205
                                                                               --------------
  Shares outstanding ..................................................             4,829,468
                                                                               --------------
  Net asset value and maximum offering price per share(a)..............                $11.40
                                                                               --------------
CLASS C:
  Net assets, at value ................................................        $  127,339,809
                                                                               --------------
  Shares outstanding ..................................................            11,156,415
                                                                               --------------
  Net asset value per share(a) ........................................                $11.41
                                                                               --------------
  Maximum offering price per share (net asset value per share / 99%) ..                $11.53
                                                                               --------------

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

Investment income:
  Interest ...........................................     $ 136,208,130
                                                            -------------
Expenses:
  Management fees (Note 3) ...........................         10,202,073
  Distribution fees (Note 3)
    Class A ..........................................          1,724,527
    Class B ..........................................            152,483
    Class C ..........................................            401,797
  Transfer agent fees (Note 3) .......................          1,133,047
  Custodian fees .....................................             21,817
  Reports to shareholders ............................            118,413
  Registration and filing fees .......................             24,423
  Professional fees (Note 3) .........................             60,906
  Trustees' fees and expenses ........................             40,040
  Other ..............................................             71,453
                                                            -------------
    Total expenses ...................................         13,950,979
                                                            -------------
    Net investment income ............................        122,257,151
                                                            -------------
Realized and unrealized gains (losses):
  Net realized loss from investments .................            (62,364)
  Net unrealized appreciation on investments .........        142,604,437
                                                            -------------
Net realized and unrealized gain .....................        142,542,073
                                                            -------------
Net increase in net assets resulting from operations..      $ 264,799,224
                                                            =============


                       See notes to financial statements.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Financial Statements (continued)


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED MAY 31, 2000

                                                                                   SIX MONTHS                  YEAR
                                                                                      ENDED                    ENDED
                                                                               NOVEMBER 30, 2000           MAY 31, 2000
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................................        $  122,257,151         $  260,895,637
    Net realized loss from investments ................................               (62,364)           (47,319,511)
    Net unrealized appreciation (depreciation) on investments .........           142,604,437           (281,536,117)
                                                                               --------------         --------------
        Net increase (decrease) in net assets resulting from operations           264,799,224            (67,959,991)
  Distributions to shareholders from:
    Net investment income:
      Class A .........................................................          (119,543,707)          (250,118,739)
      Class B .........................................................            (1,154,729)            (1,533,076)
      Class C .........................................................            (3,102,449)            (6,503,868)
  Net realized gains:
      Class A .........................................................                    --            (26,398,259)
      Class B .........................................................                    --               (188,951)
      Class C .........................................................                    --               (781,158)
                                                                               --------------         --------------
  Total distributions to shareholders .................................          (123,800,885)          (285,524,051)
  Capital share transactions: (Note 2)
      Class A .........................................................           (37,373,299)          (285,636,085)
      Class B .........................................................            12,762,993             23,809,545
      Class C .........................................................             4,153,351            (10,478,959)
                                                                               --------------         --------------
  Total capital share transactions ....................................           (20,456,955)          (272,305,499)
        Net increase (decrease) in net assets .........................           120,541,384           (625,789,541)
Net assets:
  Beginning of period .................................................         4,380,025,630          5,005,815,171
                                                                               --------------         --------------
  End of period .......................................................        $4,500,567,014         $4,380,025,630
                                                                               ==============         ==============
Undistributed net investment income included in net assets:
  End of period .......................................................        $    4,033,437         $    5,551,451
                                                                               ==============         ==============


                       See notes to financial statements.

FRANKLIN  NEW  YORK  TAX-FREE  INCOME  FUND
Notes to Financial Statements (unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The following summarizes the Fund's significant accounting policies.

a.   SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b.   INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

c.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e.   AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize all premium and discount on fixed-income securities. Such amortization will be included in net investment income but will not impact the net assets or the distributions of the Fund. The Fund has not at this time quantified the impact, if any, resulting from the adoption of this principal on the financial statements.

FRANKLIN  NEW  YORK  TAX-FREE  INCOME  FUND
Notes to Financial Statements (unaudited)(continued)

2.  SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At November 30, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:


                                                                SIX MONTHS ENDED                            YEAR ENDED
                                                                NOVEMBER 30, 2000                           MAY 31, 2000
                                                        ---------------------------------------------------------------------------
                                                           SHARES               AMOUNT               SHARES               AMOUNT
                                                        ---------------------------------------------------------------------------
CLASS A SHARES:
  Shares sold ......................................     11,699,343         $ 132,396,248          30,449,079         $ 344,700,673
  Shares issued on reinvestment of distributions....      4,956,122            55,791,754          11,700,428           132,087,599
  Shares redeemed ..................................    (19,942,760)         (225,561,301)        (67,626,875)         (762,424,357)
                                                        ---------------------------------------------------------------------------
  Net decrease .....................................     (3,287,295)        $ (37,373,299)        (25,477,368)        $(285,636,085)
                                                        ===========================================================================
CLASS B SHARES:
  Shares sold ......................................      1,323,292         $  14,963,738           2,368,489         $  26,829,657
  Shares issued on reinvestment of distributions....         62,133               699,107             102,854             1,155,325
  Shares redeemed ..................................       (256,672)           (2,899,852)           (372,932)           (4,175,437)
                                                        ---------------------------------------------------------------------------
  Net increase .....................................      1,128,753         $  12,762,993           2,098,411         $  23,809,545
                                                        ===========================================================================
CLASS C SHARES:
  Shares sold ......................................      1,033,030         $  11,697,242           2,061,852         $  23,348,323
  Shares issued on reinvestment of distributions....        162,724             1,831,946             395,807             4,470,100
  Shares redeemed ..................................       (827,863)           (9,375,837)         (3,406,407)          (38,297,382)
                                                        ---------------------------------------------------------------------------
  Net increase (decrease) ..........................        367,891         $   4,153,351            (948,748)        $ (10,478,959)
                                                        ===========================================================================


3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:


ANNUALIZED
FEE RATE        MONTH-END NET ASSETS
--------------------------------------------------------------------------------
 .625%           First $100 million
 .500%           Over $100 million up to and including $250 million
 .450%           Over $250 million up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)(continued)


3.  TRANSACTIONS WITH AFFILIATES (CONT.)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of its average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $589,336 and $83,979, respectively.

The Fund paid shareholder servicing fees of $1,133,047 of which $778,665 was paid to Investor Services.

Included in professional fees are legal fees of $26,707 that were paid to two law firms in which a partner in each firm was an officer of the Fund during the reporting period.

4.  INCOME TAXES

At May 31, 2000, the Fund had tax basis capital losses of $29,572,038 which may be carried over to offset future gains. Such losses expire in 2008.

At May 31, 2000, the Fund had deferred capital losses of $17,748,019 occurring subsequent to October 31, 1999. For tax purposes, such losses will be reflected in the year ending May 31, 2001.

At November 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,253,956,159 was as follows:

Unrealized appreciation...........         $198,654,685
Unrealized depreciation...........          (24,843,052)
                                           ------------
Net unrealized appreciation.......         $173,811,633
                                           ============

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 2000 aggregated $158,623,042 and $229,650,806, respectively.


34